Employee Benefits (Details 4) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Service cost	SFr 138,580	SFr 90,162	SFr 348,172
Net interest expense	5,137	14,541	12,994
Administration expense	4,051	6,009	17,422
Total defined costs for the year recognized in profit or loss	SFr 147,768	SFr 110,712	SFr 378,588